Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information
Total additions to contract assets (Note 14)	R$ 6,026,053	R$ 5,240,528	R$ 4,759,789
Total additions to intangible assets (Note 15 (b))	258,473	75,400	172,961
Items not affecting cash (see breakdown below)	(2,293,201)	(1,765,391)	(1,236,081)
Total additions to intangible and contract assets according to the statement of cash flows	3,991,325	3,550,537	3,696,669
Investments and financing operations affecting intangible assets but not cash:
Interest capitalized in the year (Note 14 (a))	638,208	622,803	300,792
Contractors payable	419,457	414,645	218,523
Performance agreements	1,001,528	576,392	478,177
Right of use	108,405	42,182	140,187
Construction margin (Note 26)	125,603	109,369	98,402
Total	R$ 2,293,201	R$ 1,765,391	R$ 1,236,081